INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Loss before Income Tax
Loss before income tax
consisted of:

	Year Ended December 31,
	2022	2021	2020
Macau operations	$(720,470)	$(456,089)	$(772,988)
Hong Kong operations	(400,725)	(434,618)	(342,715)
Philippine operations	28,204	(51,436)	(102,990)
Cyprus operations	3,152	(13,454)	(11,190)
Other jurisdictions operations	(2,092)	2,018	(227,644)

Loss before income tax	$(1,091,931)	$(953,579)	$(1,457,527)

Summary of Income Tax Expense (Benefit)
The income tax expense (benefit) consisted of:

	Year Ended December 31,
	2022	2021	2020
Income tax expense - current:
Macau Complementary Tax	$9	$172	$6,402
Lump sum in lieu of Macau Complementary Tax on dividends	2,342	2,359	2,367
Hong Kong Profits Tax	528	48	38
Philippine Corporate Income Tax	5	1	59
Philippine withholding tax on dividends	—	2,937	—
Cyprus Corporate Income Tax	—	188	—
Income tax in other jurisdictions	219	323	2,182

Sub-total	3,103	6,028	11,048

Over provision of income taxes in prior years:
Macau Complementary Tax	(560)	(874)	(544)
Hong Kong Profits Tax	(4)	18	(2)
Philippine Corporate Income Tax	300	(62)	(5)
Cyprus Corporate Income Tax	—	—	58
Income tax in other jurisdictions	98	14	482

Sub-total	(166)	(904)	(11)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(768)	(4,535)	(9,762)
Hong Kong Profits Tax	3,276	2,493	(26)
Philippine Corporate Income Tax	(258)	209	(3,774)
Cyprus Corporate Income Tax	(578)	—	(64)
Income tax in other jurisdictions	627	(406)	(324)

Sub-total	2,299	(2,239)	(13,950)

Total income tax expense (benefit)	$5,236	$2,885	$(2,913)

Schedule of Reconciliation of Income Tax Expense (Benefit) from Loss Before Income Tax
A reconciliation of the income tax expense (
benefit
) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(1,091,931)	$(953,579)	$(1,457,527)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(131,032)	(114,429)	(174,903)
Lump sum in lieu of Macau Complementary Tax on dividends	2,342	2,359	2,367
Effect of different tax rates of subsidiaries operating in other jurisdictions	(12,271)	(31,653)	(36,938)
Over provision in prior years	(166)	(904)	(11)
Effect of income for which no income tax expense is payable	(11,727)	(6,308)	(8,171)
Effect of expenses for which no income tax benefit is receivable	70,687	101,111	107,037
Effect of profits generated by gaming operations exempted	(25,700)	(10,851)	—
Effect of tax losses that cannot be carried forward	15,553	6,742	32,605
Changes in valuation allowances	48,122	(13,360)	32,166
Change in income tax rate	—	16,521	—
Expired tax losses	49,428	53,657	42,935

Income tax expense ( benefit )	$5,236	$2,885	$(2,913)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Deferred tax assets
Net operating losses carried forward	$206,079	$190,779
Depreciation and amortization	76,272	70,110
Lease liabilities	30,492	48,887
Others	13,052	4,159

Sub-total	325,895	313,935

Valuation allowances	(299,620)	(267,316)

Total deferred tax assets	26,275	46,619

Deferred tax liabilities
Right-of-use assets	(10,413)	(25,817)
Land use rights	(44,434)	(45,963)
Intangible assets	(505)	(505)
Unrealized capital allowances	(4,279)	(5,141)
Others	(5,683)	(6,194)

Total deferred tax liabilities	(65,314)	(83,620)

Deferred tax liabilities, net	$(39,039)	$(37,001)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2022	2021	2020
At beginning of year	$16,342	$15,132	$7,504
Additions based on tax positions related to current year	6,810	2,028	8,057
Reductions due to expiry of the statute of limitations	(212)	(818)	(429)

At end of year	$22,940	$16,342	$15,132